UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  100 First Stamford Place
          Stamford, Connecticut 06902

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hock
Title:  Managing Member
Phone:  (203) 324-6900


Signature, Place and Date of Signing:

/s/ John Hock                    Stamford, CT               February 7, 2007
-----------------------     --------------------------    ----------------------
   [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name


     28-01190                   Frank Russell Company
   ---------------------------------------------------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  88

Form 13F Information Table Value Total: $1,713,505
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                      FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2      COLUMN 3       COLUMN 4        COLUMN 5      COLUMN 6   COLUMN 7       COLUMN 8

                                                             VALUE     SHARES/  SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP         (X1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE

ADVOCAT INC                   COM              007586100      6,428    400,000  SH         Sole       None       Sole
AFLAC INC                     COM              001055102      1,398     30,400  SH         Sole       None       Sole
ALCATEL-LUCENT ADR            SPONSORED ADR    013904305     33,520  2,357,238  SH         Sole       None       Sole
ALEXION PHARMACEUTICAL        COM              015351109      2,423     60,000  SH         Sole       None       Sole
ALTRIA GROUP INC              COM              02209S103     32,530    379,046  SH         Sole       None       Sole
ALTUS PHARMACEUTICALS INC     COM              02216N105      1,885    100,000  SH         Sole       None       Sole
AMBAC FINL                    COM              023139108     75,049    842,583  SH         Sole       None       Sole
AMERICAN EXPRESS              COM              025816109      1,547     25,500  SH         Sole       None       Sole
AMERICAN INTERNATIONAL GROUP  COM              026874107      1,877     26,191  SH         Sole       None       Sole
APACHE CORP                   COM              037411105     44,826    673,978  SH         Sole       None       Sole
ARENA PHARMACEUTICALS INC     COM              040047102      1,356    105,000  SH         Sole       None       Sole
BIOENVISION INC COM           COM              09059N100      1,810    390,000  SH         Sole       None       Sole
BIOMARIN PHARMACEUTICA        COM              09061G101     18,867  1,151,100  SH         Sole       None       Sole
BIOMET INC                    COM              090613100      5,365    130,000  SH         Sole       None       Sole
BOSTON SCIENTIFIC CORP        COM              101137107     50,379  2,932,419  SH         Sole       None       Sole
BP ADR                        COM              055622104     55,378    825,311  SH         Sole       None       Sole
CALIPER LIFE SCIENCES COM     COM              130872104        858    150,000  SH         Sole       None       Sole
CAPITAL SR LIVING             COM              140475104      1,969    185,100  SH         Sole       None       Sole
CISCO SYSTEMS INC             SPONSORED ADR    17275R102     24,272    888,098  SH         Sole       None       Sole
CITIGROUP INC                 COM              172967101      2,573     46,200  SH         Sole       None       Sole
CITRIX SYSTEMS INC            COM              177376100        218      8,050  SH         Sole       None       Sole
COEUR D'ALENE MINES CORP      COM              192108108     22,347  4,514,582  SH         Sole       None       Sole
COSTCO WHOLESALE              COM              22160K105     20,035    378,950  SH         Sole       None       Sole
DU PONT (E I) DE NEMOURS      COM              263534109     16,128    331,104  SH         Sole       None       Sole
ECLIPSYS                      COM              278856109      2,097    102,000  SH         Sole       None       Sole
EDP ENERGIAS PORTUG ADR       COM              268353109      9,620    189,896  SH         Sole       None       Sole
EMAGEON INC                   COM              29076V109      1,843    120,000  SH         Sole       None       Sole
EMDEON CORP                   COM              290849108      3,098    250,000  SH         Sole       None       Sole
EVEREST RE                    COM              G3223R108     29,859    304,339  SH         Sole       None       Sole
FIFTH THIRD BANCORP           COM              316773100        778     19,000  SH         Sole       None       Sole
GANNETT CO                    COM              364730101        508      8,400  SH         Sole       None       Sole
GAP INC                       SPONSORED ADR    364760108        413     21,200  SH         Sole       None       Sole
GENERAL ELECTRIC CO           COM              369604103     39,939  1,073,335  SH         Sole       None       Sole
GLOBAL INDUSTRIES LTD         COM              379336100      9,397    720,636  SH         Sole       None       Sole
GRUPO TELEVISA ADR            COM              40049J206        289     10,690  SH         Sole       None       Sole
HEALTHSOUTH CORP              COM NEW          421924309     32,551  1,437,149  SH         Sole       None       Sole
HORIZON HEALTH                SHS NEW          44041Y104      9,634    492,300  SH         Sole       None       Sole
HOSPIRA INC                   COM              441060100      3,358    100,000  SH         Sole       None       Sole
IAC INTERACTIVECORP           COM              44919P300     30,117    810,480  SH         Sole       None       Sole
IDENIX PHARMACEUTICALS INC    COM              45166R204      3,127    359,800  SH         Sole       None       Sole
IMCLONE SYSTEMS INC           COM              45245W109     65,598  2,451,342  SH         Sole       None       Sole
INTL PAPER CO                 SP ADR REP ORD   460146103     23,001    674,517  SH         Sole       None       Sole
INVESTORS BANCORP INC         COM              46146P102        818     52,000  SH         Sole       None       Sole
JOHNSON & JOHNSON             COM              478160104        217      3,290  SH         Sole       None       Sole
JP MORGAN CHASE               COM NEW          46625H100     62,489  1,293,758  SH         Sole       None       Sole
JUNIPER NETWORKS INC          COM              48203R104        447     23,590  SH         Sole       None       Sole
KOOKMIN BK ADR                COM              50049M109     46,416    575,596  SH         Sole       None       Sole
LEGG MASON INC                COM              524901105        886      9,320  SH         Sole       None       Sole
LIBERTY MEDIA CAPITAL         COM              53071M302     56,554    577,203  SH         Sole       None       Sole
LIFEPOINT HOSPITALS INC       COM              53219L109      2,696     80,000  SH         Sole       None       Sole
MASSEY ENERGY CO              COM              576206106     11,981    515,741  SH         Sole       None       Sole
MEDAREX INC COM               COM              583916101      2,179    147,300  SH         Sole       None       Sole
MICROSOFT CORP                SPONSORED ADR    594918104     66,481  2,226,434  SH         Sole       None       Sole
MOLSON COORS BREWING CO       COM              60871R209     60,421    790,443  SH         Sole       None       Sole
NET 1 UEPS TECHNOLOGY INC     CAP COM SER A    64107N206        380     12,850  SH         Sole       None       Sole
NEW RIVER PHARMACEUTICALS     COM              648468205      6,018    110,000  SH         Sole       None       Sole
NOBLE ENERGY INC              COM              655044105     22,600    460,560  SH         Sole       None       Sole
OFFICEMAX                     COM              67622P101     38,960    784,692  SH         Sole       None       Sole
OMNICOM GROUP                 COM              681919106        585      5,600  SH         Sole       None       Sole
ORACLE CORP                   COM              68389X105     25,794  1,504,910  SH         Sole       None       Sole
PANACOS PHARMACEUTICALS INC   COM              69811Q106      1,604    400,000  SH         Sole       None       Sole
POSCO SPONSORED ADR           CL A             693483109        770      9,320  SH         Sole       None       Sole
POZEN INC                     COM              73941U102      1,205     70,923  SH         Sole       None       Sole
PROCTER & GAMBLE CO           COM NEW          742718109        431      6,700  SH         Sole       None       Sole
PROTECTIVE LIFE               COM              743674103     38,590    812,430  SH         Sole       None       Sole
PSYCHIATRIC SOLUTIONS         COM              74439H108      1,876     50,000  SH         Sole       None       Sole
QUALCOMM INC                  COM              747525103        303      8,020  SH         Sole       None       Sole
RADIATION THERAPY SERVICES    COM              750323206      3,467    110,000  SH         Sole       None       Sole
REALOGY CORP                  COM              75605E100     16,892    557,110  SH         Sole       None       Sole
RITE-AID                      COM              767754104      4,896    900,000  SH         Sole       None       Sole
SPRINT NEXTEL CORP            SPONSORED ADR    852061100     80,787  4,276,734  SH         Sole       None       Sole
STILLWATER MINING CO          COM              86074Q102     26,634  2,132,430  SH         Sole       None       Sole
STORA ENSO ADR                COM              86210M106     12,494    791,230  SH         Sole       None       Sole
TAKE-TWO INTERACTIVE SOFTWRE  COM              874054109        399     22,460  SH         Sole       None       Sole
TEMPUR-PEDIC                  COM              88023U101     28,961  1,415,503  SH         Sole       None       Sole
TENET HEALTHCARE              COM              88033G100     29,333  4,208,394  SH         Sole       None       Sole
THE COOPER COS INC            COM              216648402      4,005     90,000  SH         Sole       None       Sole
TJX COMPANIES INC             COM              872540109        415     14,560  SH         Sole       None       Sole
TORCHMARK CORP                COM FON          891027104     45,846    719,046  SH         Sole       None       Sole
TYCO INTERNATIONAL            COM              902124106     53,273  1,752,402  SH         Sole       None       Sole
UNITED MICROELECTRONICS-ADR   SPON ADR REP R   910873207     42,698 12,234,428  SH         Sole       None       Sole
VODAFONE GROUP ADR            COM              92857W209    117,934  4,245,270  SH         Sole       None       Sole
WACHOVIA CORP                 COM              929903102      1,115     19,570  SH         Sole       None       Sole
WAL-MART STORES               COM              931142103        595     12,880  SH         Sole       None       Sole
WRIGLEY (WM) JR CO            COM NEW          982526105        222      4,290  SH         Sole       None       Sole
WYETH                         COM              983024100     76,944  1,511,077  SH         Sole       None       Sole
WYNDHAM WORLDWIDE CORP        COM              98310W108     25,838    806,948  SH         Sole       None       Sole
ZYMOGENETICS INC              COM              98985T109      1,791    115,000  SH         Sole       None       Sole



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